Related Party Financing and Prior Restructuring Transactions - Prior Restructuring Transactions (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 24, 2019 EUR (€)	Feb. 29, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares	Dec. 05, 2019 EUR (€)	Aug. 31, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	May 31, 2019 USD ($) shares	Jun. 30, 2018 EUR (€)
Prior Restructuring Transactions
Number of ordinary shares issued | shares				84,683,618	84,491,814
Subscribed capital				€ 1	€ 1		€ 1	€ 72		€ 72
Net increase through Legal Reorganization	€ 36,181		€ 36,180
Increase through capital contribution		€ 96,938	96,938
Decrease through capital distribution, net of tax		191,207	191,207
Tax on capital distribution		€ 2,318
Total shareholders' equity			€ 64,377	€ 431,667	€ 385,718			€ 111,320
Mytheresa SE
Prior Restructuring Transactions
Cash and cash equivalents						€ 120
Total shareholders' equity						120
Total consideration						€ 136
MYT Netherlands Parent B.V.
Prior Restructuring Transactions
Number of ordinary shares issued | shares									1,000
Subscribed capital | $									$ 1,000